Income Taxes - Summary of Reconciliation of Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Effective Income Tax Rate Reconciliation, Amount [Abstract]
United States statutory rate	21.00%	21.00%	21.00%
State tax, net of federal benefit	1.00%	1.00%	4.20%
Stock-based compensation	(1.70%)	(0.70%)	(0.50%)
Officer compensation	(1.40%)	1.50%	(1.00%)
Deferred rate change	0.00%	0.00%	0.00%
R&D credit	2.20%	1.40%	0.80%
PPP Loan	0.00%	1.10%	0.00%
Unrealized (gain) loss on mark-to-market of common stock warrants	6.40%	0.00%	0.00%
Other	0.00%	0.10%	(0.10%)
Change in valuation allowance	(27.50%)	(25.40%)	(24.40%)
Effective income tax rate	0.00%	0.00%	0.00%